ING FUNDS DISTRIBUTOR, INC.
230 Park Avenue
New York, New York 10169
(212) 309-8650





                                                    November 30, 2000

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                     Re:      Municipal Securities Trust, Series 53
                              File No. 33-53854

Gentlemen:

                  As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 27, 2000 and became effective October 28, 2000 pursuant to Rule 485(b).

                            Municipal Securities Trust, Series 53


                            ING FUNDS DISTRIBUTOR, INC.


                            By:      /s/ Peter J. DeMarco
                                     -----------------------
                                     Peter J. DeMarco
                                     Authorized Signatory